Employee Benefit Plan - Additional Information (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution, Pretax contributions percentage	100.00%
Defined contribution, description of contributions percentage	The Company makes matching contributions to the plan on behalf of the employee in the amount of 50% of the first 6% of the contributing participant's elective deferral contribution.
Matching contribution costs	$ 4,726	$ 5,469	$ 4,945